CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net Loss	$ (85,743,970)	$ (31,184,596)
Adjustments to Reconcile Net Loss to Cash Used in Operations
Depreciation Expense	1,218,796	613,329
Stock-Based Compensation	1,379,400	651,329
Class A and Class D Preferred Returns	6,107,441	5,577,812
Amortization of Discount from Issuance of Debt	931,958
Mark-to-Market Adjustment For Warrants	12,063,265
Amortization of Debt Origination Fees	525,783
Net Change in ROU Assets and Liabilities	379,235	(57,496)
Premium Deficiency Reserve	4,600,000	(1,304,962)
Changes in Assets and Liabilities
Accounts Receivable, Net	54,602	(477,983)
Health Plan Settlements Receivable / Premiums Receivable	(7,417,477)	(22,312,352)
Other Current Assets	2,667,427	(53,293)
Accounts Payable and Accrued Expenses	3,606,729	5,822,494
Accrued Payroll	(1,842,877)	1,644,954
Accrued Interest	3,952,044	1,201,458
Health Plan Settlements Payable	(483,657)	938,965
Claims Payable	18,173,851	32,295,208
Net Cash Used in Operations	(39,827,450)	(6,645,131)
Investing Activities
Purchases of Property, Plant and Equipment	(2,990,130)	(2,232,652)
Acquisitions	(5,014,500)
Notes Receivable, Net	120,463	336,130
Net Cash Used in Investing Activities	(7,884,167)	(1,896,521)
Financing Activities
Issuance (Redemption) of Member Units		(180,000)
Issuance of Long-Term Debt	12,750,000	158,134
Repayment of Long-Term and Short-Term Debt	(67,216)
Loan Origination and Closing Fees	(191,250)
Net Cash Provided by Financing Activities	12,491,534	(21,866)
Net Change in Cash and Restricted Cash	(35,220,083)	(8,563,519)
Cash and Restricted Cash at Beginning of Period	39,902,947	32,904,848
Cash and Restricted Cash at End of Period	4,682,864	24,341,328
Supplemental Disclosures of Cash Flow Information:
Cash Paid for Interest	1,707,705	$ 312,185
Accrued Costs for Internally Developed Technology (in Process)	$ 123,027